Retirement-Related Benefits - ABO and APBO in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with PBO in excess of plan assets, Benefit Obligation	$ 25,204	$ 31,805
Plans with PBO in excess of plan assets, Plan Assets	13,908	18,257
Plans with ABO in excess of plan assets, Benefit Obligation	24,853	31,465
Plans with ABO in excess of plan assets, Plan Assets	13,908	18,257
Plans with assets in excess of PBO, Benefit Obligation	68,075	70,879
Plans with assets in excess of PBO, Plan Assets	77,924	78,436
Nonpension Postretirement Plans
Defined Benefit Plan, Pension and Non-Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Plans with APBO in excess of plan assets, Benefit Obligation	4,042	4,537
Plans with APBO in excess of plan assets, Plan Assets	$ 40	45
Plans with plan assets in excess of APBO, Benefit Obligation		9
Plans with plan assets in excess of APBO, Plan Assets		$ 9